Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Schedule of inventories
	March 31,	December 31,
	2023	2022
Ore on leach pad	$2,628,409	$3,266,091
Carbon column in process	231,685	163,619
Finished goods	139,438	114,361
	2,999,532	3,544,071
Less long-term portion	(194,798)	-
Total	$2,804,734	$3,544,071

	December 31,	December 31,
	2022	2021
Ore on leach pad	$3,266,091	$5,488,902
Carbon column in process	163,619	119,461
Finished goods	114,361	146,251
	3,544,071	5,754,614
Less long-term portion	-	(1,081,425)
Total	$3,544,071	$4,673,189